Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Contractual Maturities of Long-term Debt Obligations	The contractual maturities of our long-term debt obligations due subsequent to December 31, 2017 are as follows:
2018	$—
2019	1,666,667
2020	10,000,000
2021	8,333,333
2022	7,000,000
$27,000,000